CONVERTIBLE NOTES (Tables)	9 Months Ended
May 31, 2022
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings [Table Text Block]

Convertible Note balance August 31, 2020	$17,212
Interest payment	(1,374)
Accretion and interest incurred during the year	2,930
Gain on embedded derivatives during the year ended August 31, 2021	(52)
Convertible Note balance August 31, 2021	$18,716
Accretion and interest incurred during the period	1,275
Interest paid during the period	(826)
Legal fees relating to the Convertible Notes incurred during period	(80)
Principal repaid in shares ($19.99 million principal)	(18,941)
Gain on repayment of the Convertible Notes	(144)
Convertible Note balance May 31, 2022	$-